STAFF COSTS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-Executive Board and Committee Remuneration, Short term
Total	$ 800	$ 812	$ 658
Christopher H. Boehringer
Non-Executive Board and Committee Remuneration, Short term
Total	276	290	237
David Weinstein
Non-Executive Board and Committee Remuneration, Short term
Total	182	174	131
Torben Janholt
Non-Executive Board and Committee Remuneration, Short term
Total	171	174	132
Goran Trapp
Non-Executive Board and Committee Remuneration, Short term
Total	$ 171	$ 174	$ 158